CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Property and equipment	$ 5,686	$ 6,097
Intangible assets	2,441	2,168
Goodwill	4,139	4,394
Investments in joint ventures and associates		1,921
Deferred tax assets	200	272
Non-current income tax advance	33	28
Other financial assets	18	34
Other assets	106	199
Total non-current assets	12,623	15,113
Current assets
Inventories	184	72
Trade and other receivables	643	745
Other assets	370	394
Current income tax assets	171	230
Other financial assets	81	1,130
Cash and cash equivalents	1,343	1,304
Total current assets	2,792	3,875
Assets classified as held for sale	2,027	533
Total assets	17,442	19,521
Equity
Equity attributable to equity owners of the parent	3,549	4,352
Non-controlling interests	(554)	(425)
Total equity	2,995	3,927
Non-current liabilities
Financial liabilities	9,044	10,362
Provisions	129	116
Other liabilities	42	83
Deferred tax liabilities	287	376
Total non-current liabilities	9,502	10,937
Current liabilities
Trade and other payables	1,644	1,523
Other liabilities	1,249	1,346
Other financial liabilities	1,527	1,268
Current income tax payables	89	48
Provisions	389	422
Total current liabilities	4,898	4,607
Liabilities associated with assets held for sale	47	50
Total equity and liabilities	$ 17,442	$ 19,521